Convertible Loan Payable - Related Party (Details) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended		50 Months Ended	59 Months Ended
	Mar. 31, 2011	Feb. 28, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Jun. 30, 2012	Feb. 22, 2011
Convertible Loan Payable Related Party (Textual)
Convertible notes payable									$ 50,000
Convertible notes payable due date		10 days
Debt conversion rate		0.10
Amount of loan converted into shares	50,000				50,000
Shares of common stock shares that notes payable were converted into	500,000				500,000
Interest expense from beneficial conversion feature	$ 50,000			$ (50,000)	$ 50,000		$ (50,000)	$ (50,000)